Earnings per share	6 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

11         Earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
Profit for the period (£’000)	63,828	35,007	33,558	36,135
Basic earnings per share (pence)	39.17	21.27	20.60	21.96
Diluted earnings per share (pence)	39.07	21.25	20.54	21.94

(i)Basic earnings per share

Basic earnings per share is calculated by dividing the profit for the period by the weighted average number of ordinary shares in issue during the period.

(ii)Diluted earnings per share

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

(iii)Weighted average number of shares used as the denominator

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares (thousands)	40,622	40,573	40,622	40,573
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Treasury shares	(1,683)	—	(1,683)	—
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	162,939	164,573	162,939	164,573
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares	446	173	446	164
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	163,385	164,746	163,385	164,737